                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

              Report of the Calendar Quarter Ending March 31, 2004

                       If amended report check here: _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President        (617)338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations.  Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 11th day of May 2004.

                                                Appleton Partners, Inc.
                                                --------------------------------
                                               (Name of Institutional Investment
                                                Mgr.)


                                                /s/ Douglas C. Chamberlain
                                                --------------------------------
                                                By:  Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     122
Form 13F Information Table Value Total:     250,258,389 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

     NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.        Form 13F file number               Name

----       ---------------------              -----------

Appleton Partners, Inc.
13F SEC  APPRAISAL
Master Group
31-Mar-04

                                                                                    Investment Discretion  Voting   Authority
                                  Security                                          Sole  Shared   Other    Sole     Shared    None
Security                          Type            Cusip     Market Value  Quantity  (A)    (B)      (C)     (A)        (B)      (C)
-------------------------------   --------        -----     ------------  --------  ----  ------   -----   -----    ---------  ----

Master Group
------------
3M CO COM                         COMMON STOCK    88579Y101    6,400,842   78,183     X                      X
ALLSTATE CORP COM                 COMMON STOCK    020002101      200,024    4,400     X                      X
AMERICAN EXPRESS CO COM           COMMON STOCK    025816109    4,805,354   92,678     X                      X
AMERICAN INTL GROUP COM           COMMON STOCK    026874107    2,062,086   28,901     X                      X
AMGEN INC COM                     COMMON STOCK    031162100      710,709   12,222     X                      X
APACHE CORP COM                   COMMON STOCK    037411105    6,665,448  154,400     X                      X
APOLLO GROUP INC CL A             COMMON STOCK    037604105    2,315,119   26,870     X                      X
APPLETON EQUITY GROWTH FUND       MUTUAL FUNDS    038042107    2,057,941  308,537     X                      X
APPLIED MATLS INC COM             COMMON STOCK    038222105    2,931,446  137,433     X                      X
ATLAS CONS MNG&DEV CP CL B        COMMON STOCK    049249303        3,061   76,533     X                      X
AUTOMATIC DATA PROCESS COM        COMMON STOCK    053015103      231,714    5,517     X                      X
AVON PRODS INC COM                COMMON STOCK    054303102    4,706,595   62,035     X                      X
BANK OF AMERICA CORP COM          COMMON STOCK    060505104    2,706,837   33,426     X                      X
BELLSOUTH CORP COM                COMMON STOCK    079860102      250,761    9,056     X                      X
BJ SVCS CO COM                    COMMON STOCK    055482103      488,735   11,295     X                      X
BLACKROCK INSD MUN TRM COM        MUTUAL FUNDS    092474105      274,286   23,625     X                      X
BORG WARNER INC COM               COMMON STOCK    099724106    3,969,196   46,790     X                      X
BP PLC SPONSORED ADR              COMMON STOCK    055622104      983,296   19,205     X                      X
BRINKER INTL INC COM              COMMON STOCK    109641100    3,881,946  102,345     X                      X
BRISTOL MYERS SQUIBB COM          COMMON STOCK    110122108      763,584   31,514     X                      X
CARLISLE COS INC COM              COMMON STOCK    142339100      322,905    5,700     X                      X
CATERPILLAR INC DEL COM           COMMON STOCK    149123101    3,150,939   39,850     X                      X
CENTEX CORP COM                   COMMON STOCK    152312104      798,466   14,770     X                      X
CHECK POINT SOFTWARE ORD          COMMON STOCK    M22465104    1,987,212   87,350     X                      X
CHEVRONTEXACO CORP COM            COMMON STOCK    166764100      364,024    4,147     X                      X

CISCO SYS INC COM                 COMMON STOCK    17275R102    4,484,216  190,251     X                      X
CITIGROUP INC COM                 COMMON STOCK    172967101    5,384,296  104,145     X                      X
COCA COLA CO COM                  COMMON STOCK    191216100    1,248,547   24,822     X                      X
COLGATE PALMOLIVE CO COM          COMMON STOCK    194162103      368,619    6,690     X                      X
CONAGRA FOODS INC COM             COMMON STOCK    205887102      393,997   14,625     X                      X
DANAHER CORP DEL COM              COMMON STOCK    235851102      461,248    4,940     X                      X
DELL INC COM                      COMMON STOCK    24702R101      300,227    8,930     X                      X
DIEBOLD INC COM                   COMMON STOCK    253651103    1,630,787   33,890     X                      X
DISNEY WALT CO COM DISNEY         COMMON STOCK    254687106      679,853   27,205     X                      X
DU PONT E I DE NEMOURS COM        COMMON STOCK    263534109      372,296    8,818     X                      X
ECOLAB INC COM                    COMMON STOCK    278865100    1,533,487   53,750     X                      X
ENERGAS RES INC COM               COMMON STOCK    29265E108        9,600   20,000     X                      X
EXPEDITORS INTL WASH COM          COMMON STOCK    302130109    3,259,205   82,805     X                      X
EXPRESS SCRIPTS INC COM           COMMON STOCK    302182100      943,430   12,655     X                      X
EXXON MOBIL CORP COM              COMMON STOCK    30231G102   11,652,926  280,186     X                      X
FEDERATED INVS INC PA CL B        COMMON STOCK    314211103      500,523   15,925     X                      X
FEDERATED STK TR SH BEN INT       MUTUAL FUNDS    313900102      296,818    8,476     X                      X
FIRST TENN NATL CORP COM          COMMON STOCK    337162101      914,647   19,175     X                      X
FLEETBOSTON FINL CORP COM         COMMON STOCK    339030108    5,728,611  127,586     X                      X
FLEXTRONICS INTL LTD ORD          COMMON STOCK    Y2573F102    4,191,528  245,262     X                      X
FOREST LABS INC COM               COMMON STOCK    345838106    4,045,456   56,485     X                      X
FRIEDMAN BILLINGS RMSY CL A       COMMON STOCK    358434108    2,636,248   97,675     X                      X
GANNETT INC COM                   COMMON STOCK    364730101      209,332    2,375     X                      X
GENERAL ELEC CO COM               COMMON STOCK    369604103    7,729,068  253,246     X                      X
GILLETTE CO COM                   COMMON STOCK    375766102    2,810,938   71,891     X                      X
HARLEY DAVIDSON INC COM           COMMON STOCK    412822108      358,711    6,725     X                      X
HOME DEPOT INC COM                COMMON STOCK    437076102      460,014   12,313     X                      X
ILLINOIS TOOL WKS INC COM         COMMON STOCK    452308109      477,519    6,027     X                      X
INTEL CORP COM                    COMMON STOCK    458140100    8,052,750  296,057     X                      X
INTERNATIONAL BUS MACH COM        COMMON STOCK    459200101    2,441,015   26,579     X                      X
INTERNATIONAL GAME TECHNOLOGY     COMMON STOCK    459902102      272,008    6,050     X                      X
ISHARES TR MSCI EAFE IDX          COMMON STOCK    464287465      403,560    2,850     X                      X
J P MORGAN CHASE & CO COM         COMMON STOCK    46625H100      224,726    5,357     X                      X
JABIL CIRCUIT INC COM             COMMON STOCK    466313103    2,191,799   74,475     X                      X
JOHNSON & JOHNSON COM             COMMON STOCK    478160104    4,556,330   89,833     X                      X
LABORATORY AMER HLDGS COM NEW     COMMON STOCK    50540R409      704,930   17,960     X                      X
LEXMARK INTL NEW CL A             COMMON STOCK    529771107    1,000,960   10,880     X                      X

LILLY ELI & CO COM                COMMON STOCK    532457108    2,799,631   41,848     X                      X
LOWES COS INC COM                 COMMON STOCK    548661107    4,317,520   76,920     X                      X
MASCO CORP COM                    COMMON STOCK    574599106    3,476,248  114,200     X                      X
MEDTRONIC INC COM                 COMMON STOCK    585055106    1,116,204   23,376     X                      X
MERCK & CO INC COM                COMMON STOCK    589331107    3,490,082   78,979     X                      X
MERRILL LYNCH & CO INC COM        COMMON STOCK    590188108    6,439,210  108,113     X                      X
MICROSOFT CORP COM                COMMON STOCK    594918104    4,671,334  187,378     X                      X
MOHAWK INDS INC COM               COMMON STOCK    608190104    3,156,887   38,335     X                      X
NEWELL RUBBERMAID INC COM         COMMON STOCK    651229106    1,881,520   81,100     X                      X
NIKE INC CL B                     COMMON STOCK    654106103      527,569    6,775     X                      X
NOKIA CORP SPONSORED ADR          COMMON STOCK    654902204      815,398   40,207     X                      X
NORTHERN TR CORP COM              COMMON STOCK    665859104      456,582    9,800     X                      X
OFFICE DEPOT INC COM              COMMON STOCK    676220106      416,543   22,133     X                      X
OMNICOM GROUP INC COM             COMMON STOCK    681919106    1,542,806   19,225     X                      X
ORACLE CORP COM                   COMMON STOCK    68389X105      297,036   24,753     X                      X
PATTERSON DENTAL CO COM           COMMON STOCK    703412106    1,087,412   15,870     X                      X
PEPSICO INC COM                   COMMON STOCK    713448108    3,111,291   57,777     X                      X
PFIZER INC COM                    COMMON STOCK    717081103    7,867,849  224,475     X                      X
PHARMACEUTICAL PROD COM           COMMON STOCK    717124101    2,499,354   84,125     X                      X
POLARIS INDS INC COM              COMMON STOCK    731068102    1,816,146   39,968     X                      X
PRAXAIR INC COM                   COMMON STOCK    74005P104    3,901,349  105,101     X                      X
PROCTER & GAMBLE CO COM           COMMON STOCK    742718109    4,183,230   39,886     X                      X
PULTE HOMES INC COM               COMMON STOCK    745867101    4,051,572   72,870     X                      X
QUALCOMM INC COM                  COMMON STOCK    747525103    1,042,742   15,730     X                      X
QUEST DIAGNOSTICS INC COM         COMMON STOCK    74834L100    2,799,654   33,800     X                      X
ROYAL DUTCH PETE CO NY REG
  EUR .56                         COMMON STOCK    780257804      357,897    7,522     X                      X
SAFECO CORP COM                   COMMON STOCK    786429100    3,394,622   78,725     X                      X
SANMINA SCI CORP COM              COMMON STOCK    800907107      449,593   40,724     X                      X
SBC COMMUNICATIONS INC COM        COMMON STOCK    78387G103      797,206   32,486     X                      X
SCHEIN HENRY INC COM              COMMON STOCK    806407102      368,926    5,175     X                      X
SCHLUMBERGER LTD COM              COMMON STOCK    806857108    2,016,894   31,588     X                      X
SCOTTS CO CL A                    COMMON STOCK    810186106    1,743,276   27,175     X                      X
SCRIPPS E W CO OHIO CL A          COMMON STOCK    811054204      975,206    9,645     X                      X
SCUDDER INTL FD INC COM           MUTUAL FUNDS    811165109      210,564    5,233     X                      X
SEA CONTAINERS LTD CL A           COMMON STOCK    811371707      469,165   22,775     X                      X
SHELL TRANS&TRAD PLC ADR NY
  SHS NEW                         COMMON STOCK    822703609      597,652   14,975     X                      X
SOUTHTRUST CORP COM               COMMON STOCK    844730101      957,618   28,870     X                      X

SPDR TR UNIT SER 1                COMMON STOCK    78462F103      348,913    3,085     X                      X
SPRINT CORP EQUITY UNIT           CONVERTIBLE PR  852061605      127,032   12,250     X                      X
STATE STR CORP COM                COMMON STOCK    857477103    1,154,367   22,144     X                      X
SYMANTEC CORP COM                 COMMON STOCK    871503108    2,191,842   47,340     X                      X
SYSCO CORP COM                    COMMON STOCK    871829107      357,464    9,154     X                      X
TARGET CORP COM                   COMMON STOCK    87612E106      612,769   13,605     X                      X
TELLABS INC COM                   COMMON STOCK    879664100       96,126   11,100     X                      X
TERADYNE INC COM                  COMMON STOCK    880770102      690,641   28,982     X                      X
TEVA PHARMACEUTCL INDS ADR        COMMON STOCK    881624209      472,106    7,450     X                      X
TEXAS INSTRS INC COM              COMMON STOCK    882508104    1,695,987   58,042     X                      X
TIME WARNER INC COM               COMMON STOCK    887317105      582,901   34,573     X                      X
TRIBUNE CO NEW COM                COMMON STOCK    896047107    5,488,124  108,805     X                      X
UNITED TECHNOLOGIES CP COM        COMMON STOCK    913017109    3,729,023   43,210     X                      X
VERIZON COMMUNICATIONS COM        COMMON STOCK    92343V104    3,290,317   90,047     X                      X
VODAFONE GROUP PLC NEW
  SPONSORED ADR                   COMMON STOCK    92857W100      239,311   10,013     X                      X
WAL MART STORES INC COM           COMMON STOCK    931142103    3,832,934   64,214     X                      X
WEATHERFORD INTL LTD COM          COMMON STOCK    G95089101    1,803,297   42,905     X                      X
WELLS FARGO & CO NEW COM          COMMON STOCK    949746101    4,328,341   76,378     X                      X
WHOLE FOODS MKT INC COM           COMMON STOCK    966837106      700,033    9,340     X                      X
WYETH COM                         COMMON STOCK    983024100      577,481   15,379     X                      X
YUM BRANDS INC COM                COMMON STOCK    988498101      213,504    5,620     X                      X
ZEBRA TECHNOLOGIES CP CL A        COMMON STOCK    989207105      515,003    7,424     X                      X
ZIMMER HLDGS INC COM              COMMON STOCK    98956P102    1,144,328   15,510     X                      X
                                                             -----------
                                                             250,258,389

                                                             -----------
TOTAL PORTFOLIO                                              250,258,389
                                                             ===========